Management Incentive Plans - Summary of Stock Option Activity - 2014 omnibus Inventive Plan (Detail) - 2014 Omnibus Incentive Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted	218,186	16,667
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options/units, Outstanding, Beginning Balance	16,667
Options Granted		16,667
Options/units, Forfeited		0
Options/units, Exercised		0
Options/units, Exchanged		0
Options/units, Outstanding, Ending Balance		16,667
Exercisable		0
Weighted Average Exercise/Conversion Price, Outstanding		$ 18.00
Exercisable		0
Weighted average fair value of options granted		$ 5.14
Dividend yield		0.00%
Risk-free interest rate		2.03%
Volatility		32.30%
Forfeiture rate		5.20%
Expected term (years)		5 years 6 months
Weighted-average period over which the total compensation cost of non-vested options is expected to be recognized (months)		35 months